Annual Total Returns[BarChart] - UltraEmerging Markets ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	13.91%	(39.77%)	11.34%	(13.80%)	(8.69%)	(34.19%)	17.85%	75.03%	(31.83%)	46.76%